Income Taxes - Summary of Income Tax Expense (Benefit) Related to Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Schedule Of Other Comprehensive Income Loss Tax Portion [Line Items]
Foreign currency gain (loss)	$ 1,946	$ (354)	$ 1,050
Gain (loss) on defined benefit plans	(296)	(2,617)	8,076	(21)
Balance at end of period	$ 1,650	$ (2,971)	$ 9,126	$ (21)